Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates — The preparation of the financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the amounts reported in these financial statements, including disclosures of contingent assets and liabilities. Actual results may differ from those estimates and assumptions.

Risks and Uncertainties — The Plan provides various investment options to participants. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition — Investments are stated at fair value. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a description of the fair value methodology by investment type.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Contributions — Employee contributions and Company contributions are recorded when withheld and when earned, respectively.

Administrative Expenses — In general, as provided in the Plan document, all expenses incurred in connection with administering the Plan, including but not limited to legal, accounting, and consulting fees, will be paid by the Plan, at the discretion of the Johns Manville Benefits Committee, except to the extent such expenses are paid by the Company.

All investment management and transaction fees directly related to the Plan investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments.

The Plan is permitted to require participants to pay certain fees in connection with the operation of the Plan from individual participant accounts. As a result, each participant’s account is charged an annual fee to help cover the cost of Plan administration. The annual fees were $47 per participant in 2025. The Plan also has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to participants who hold investments in the funds generating the credits. For the year ended December 31, 2025, revenue credits of $8,451 were applied to individual participant accounts that invested in the funds generating the revenue credits.

In addition, the Plan periodically distributes float income ratably to all active participants. Float income results from funds that are held in short-term investment accounts by Fidelity pending distribution to individual participant accounts. The Plan held float income of $103 and $136,879, as of December 31, 2025 and 2024, respectively.

Payments of Benefits — Benefit payments to participants are recorded upon distribution. There were no participants who have elected to withdraw from the Plan, but have not yet been paid as of December 31, 2025 and 2024.